Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2017	December 31, 2018
Lubricants	418,650	533,300
Victualing	33,541	33,647
Total	452,191	566,947